Investment Strategy - Select Shares [Member] - Federated Hermes Money Market Management Digital Treasury Fund	Mar. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, primarily in U.S. dollar-denominated cash, U.S. Treasury bills, notes and bonds with 93 days or less to maturity and overnight repurchase agreements fully collateralized by U.S. Treasury securities. The Fund invests in a manner intended to satisfy the requirements for eligible reserve assets in which payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (otherwise referred to as the GENIUS Act) and regulations adopted thereunder, to support investment in the Fund by eligible stablecoin issuers seeking to comply with such requirements. The Fund’s strategy and portfolio may be subject to future changes in the eligible reserve requirements of the GENIUS Act or the regulations thereunder. As of the date of this Prospectus, among other limitations, the GENIUS Act limits eligible reserves to assets with remaining maturities of 93 days or less.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Government money market funds are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework and accordingly the Fund has not adopted such a framework. The Fund has also adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act such that under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.